Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)		$ 3,077
Defined benefit accrual	$ (9)	(3)
Tax loss carryforwards	8,380	4,468
Add back loss carryforwards used for the debt remission	776	828
Valuation allowance	(9,147)	(2,216)
Switzerland
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)
Foreign
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets/(liabilities)		$ 3,077